Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of basic and diluted EPS and a reconciliation of the weighted average number of common and common equivalent shares outstanding for the three and six months ended June 30, 2020 and June 30, 2021 (in thousands, except share and per share amounts):

	Three months ended June 30,		For the six months ended June 30,
	2020	2021	2020	2021
Numerator:
Net income (loss)	$14,175	$(40,546)	$18,309	$(29,106)
Denominator:
Weighted-average shares—basic	153,052,983	156,867,484	153,052,983	155,725,959
Effect of dilutive stock options	627,659	—	608,873	—

Weighted-average shares—diluted	153,680,642	156,867,484	153,661,856	155,725,959

Earnings per share:
Basic earnings (loss) per share	$0.09	$(0.26)	$0.12	$(0.19)
Effect of dilutive stock options	—	—	—	—
Diluted earnings (loss) per share	$0.09	$(0.26)	$0.12	$(0.19)

The following table sets forth the computation of basic and diluted earnings per share and a reconciliation of the weighted average number of common and common equivalent shares outstanding for the years ended December 31, 2019 and 2020 (in thousands, except share and per share amounts).

	Years Ended December 31,
	2019	2020
Numerator:
Net income basic and diluted	$112	$49,758
Denominator:
Weighted-average shares—basic	153,052,983	153,327,308
Effect of dilutive stock options	571,030	10,004,040

Weighted-average shares—diluted	153,624,013	163,331,348

Earnings per share:
Basic earnings per share	$—	$0.32
Effect of dilutive stock options	—	(0.02)
Diluted earnings per share	$—	$0.30

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021
Stock options to purchase common stock	14,605,610	40,690,767	14,611,210	40,260,756
Restricted stock units	5,410,440	4,749,957	5,410,440	5,078,374

The Company excluded the following from the computation of diluted earnings per share for the years ended December 31, 2019 and 2020 because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2019	2020
Stock options to purchase common stock	15,697,638	31,485,366